Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summarized information by segments

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues
Net advertising services	1,113,017	930,025	696,664
Paid services	95,828	100,306	89,043
Total revenues	1,208,845	1,030,331	785,707
Cost of revenues
Net advertising services	523,813	566,443	514,725
Paid services	35,473	30,954	33,780
Total cost of revenues	559,286	597,397	548,505
Gross profit
Net advertising services	589,204	363,582	181,939
Paid services	60,355	69,352	55,263
Total gross profit	649,559	432,934	237,202